Investments in Associates and Joint Ventures_Investments In Associates And Joint Ventures(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2020 USD ($)
Disclosure of associates and joint ventures [Line Items]
Acquistion cost		₩ 737,672		₩ 577,113
Share of net asset amount		757,297		584,374
Carrying amount		₩ 771,435	[1]	₩ 598,240	[1]	₩ 504,932	[1]	$ 710,274
Description Of Exemption For Equity Method		In accordance with IAS No.28 Investments in Associates and Joint Ventures, the Group has applied exemption of equity method for 28 companies including Rainist Co., Ltd., and recognized them as financial assets at fair value through profit or loss. Although the Group holds more than 20% of ownership, the entities that the Group has a limited influence on due to the trust agreement on related activities, bankruptcy and rehabilitation procedures have been excluded from the investment in associates by limited influence.
KB Pre IPO Secondary Venture Fund No.1
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)	[2]	15.19%		15.19%
Acquistion cost	[2]	₩ 551		₩ 1,137
Share of net asset amount	[2],[3]	1,279		1,705
Carrying amount	[1]	₩ 1,279	[2],[3]	₩ 1,705	[2],[3]	₩ 1,649
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies
KB GwS Private Securities Investment Trust
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)		26.74%		26.74%
Acquistion cost		₩ 113,880		₩ 113,880
Share of net asset amount	[3]	142,799		138,013
Carrying amount	[1]	₩ 141,359	[3]	₩ 136,168	[3]	₩ 134,362
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB Star Office Private Real Estate Investment Trust No.1
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)		21.05%		21.05%
Acquistion cost		₩ 20,000		₩ 20,000
Share of net asset amount	[3]	20,413		19,839
Carrying amount	[1]	₩ 20,066	[3]	₩ 19,839	[3]	₩ 19,839
Industry		Investment finance		Investment finance
Location		Korea		Korea
PT Bank Bukopin TBK
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)				22.00%
Acquistion cost				₩ 116,422
Share of net asset amount	[3]			115,321
Carrying amount	[1],[4]	₩ 0	[3]	₩ 121,381	[3]	₩ 113,932
Industry				Banking and foreign exchange transaction
Location				Indonesia
Balhae Infrastructure Company
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)	[2]	12.61%		12.61%
Acquistion cost	[2]	₩ 106,107		₩ 105,214
Share of net asset amount	[2],[3]	106,624		101,391
Carrying amount	[1]	₩ 106,624	[2],[3]	₩ 101,391	[2],[3]	₩ 108,050
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies
Aju Good Technology Venture Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)		38.46%		38.46%
Acquistion cost		₩ 17,113		₩ 19,998
Share of net asset amount	[3]	21,351		23,016
Carrying amount	[1]	₩ 21,348	[3]	₩ 23,016	[3]	₩ 18,134
Industry		Investment finance		Investment finance
Location		Korea		Korea
SY Auto Capital Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)		49.00%		49.00%
Acquistion cost		₩ 9,800		₩ 9,800
Share of net asset amount	[3]	18,713		17,736
Carrying amount	[1]	₩ 16,144	[3]	₩ 12,725	[3]	₩ 10,672
Industry		Installment loan		Installment loan
Location		Korea		Korea
Incheon Bridge Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates
Ownership (%)	[2]	14.99%		14.99%
Acquistion cost	[2]	₩ 9,158		₩ 9,158
Share of net asset amount	[2],[3]	(18,100)		₩ (14,746)
Carrying amount	[1],[2],[3]	₩ 0
Industry	[2]	Operation of highways and related facilities		Operation of highways and related facilities
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies
Big Dipper Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)		25.14%		29.33%
Acquistion cost		₩ 440		₩ 440
Share of net asset amount	[3]	(5)		10
Carrying amount	[1]	₩ 0	[3]	₩ 125	[3]	₩ 280
Industry		Research, consulting and big data		Research, consulting and big data
Location		Korea		Korea
APRO Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship				Associates		Associates
Ownership (%)	[2]			15.19%
Acquistion cost	[2]			₩ 1,500
Share of net asset amount	[2],[3]			2,565
Carrying amount	[1]			₩ 2,790	[2],[3]	₩ 1,403
Industry	[2]			Manufacture of electric power storage system
Location	[2]			Korea
Description of nature of entitys relationship with associate				As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies
Paycoms Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)	[5]	11.70%		11.70%
Acquistion cost	[5]	₩ 800		₩ 800
Share of net asset amount	[3],[5]	72		17
Carrying amount	[1]	₩ 198	[3],[5]	₩ 45	[3],[5]	₩ 103
Industry	[5]	System software publishing		System software publishing
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		The ownership of Paycoms Co., Ltd. would be 22.96% and 22.96% as of December 31, 2019 and 2020, respectively, considering the potential voting rights from convertible bond.		The ownership of Paycoms Co., Ltd. would be 22.96% and 22.96% as of December 31, 2019 and 2020, respectively, considering the potential voting rights from convertible bond.
Food Factory Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)	[6]	22.22%		22.22%
Acquistion cost	[6]	₩ 1,000		₩ 1,000
Share of net asset amount	[3],[6]	632		398
Carrying amount	[1]	₩ 1,281	[3],[6]	₩ 1,000	[3],[6]	₩ 928
Industry	[6]	Farm product distribution industry		Farm product distribution industry
Location	[6]	Korea		Korea
Description of nature of entitys relationship with associate		The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2019 and 2020, respectively, considering the potential voting rights from convertible bond.		The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2019 and 2020, respectively, considering the potential voting rights from convertible bond.
KB Private Equity Fund No.3
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)	[2]	15.69%		15.69%
Acquistion cost	[2]	₩ 0		₩ 8,000
Share of net asset amount	[2],[3]	94		7,754
Carrying amount	[1]	₩ 94	[2],[3]	₩ 7,754	[2],[3]	₩ 7,830
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies
Korea Credit Bureau Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)	[2]	9.00%		9.00%
Acquistion cost	[2]	₩ 4,500		₩ 4,500
Share of net asset amount	[2],[3]	7,153		5,991
Carrying amount	[1]	₩ 7,153	[2],[3]	₩ 5,991	[2],[3]	₩ 5,941
Industry	[2]	Credit information		Credit information
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)		25.00%		25.00%
Acquistion cost		₩ 9,739		₩ 12,970
Share of net asset amount	[3]	9,845		13,616
Carrying amount	[1]	₩ 9,845	[3]	₩ 13,616	[3]	₩ 14,601
Industry		Investment finance		Investment finance
Location		Korea		Korea
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)	[2]	4.49%		4.49%
Acquistion cost	[2]	₩ 1,908		₩ 1,908
Share of net asset amount	[2],[3]	1,556		1,625
Carrying amount	[1]	₩ 1,556	[2],[3]	₩ 1,625	[2],[3]	₩ 1,581
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.
POSCO-KB Shipbuilding Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)		31.25%		31.25%
Acquistion cost		₩ 10,375		₩ 7,500
Share of net asset amount	[3]	12,895		6,847
Carrying amount	[1]	₩ 12,895	[3]	₩ 6,847	[3]	₩ 4,463
Industry		Investment finance		Investment finance
Location		Korea		Korea
GH Real Estate I LP
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship				Associates		Associates
Ownership (%)				42.00%
Acquistion cost				₩ 17,678
Share of net asset amount	[3]			19,042
Carrying amount	[1]			₩ 19,042	[3]	₩ 17,252
Industry				Asset management
Location				Guernsey
UNION Media Commerce Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)		28.99%		28.99%
Acquistion cost		₩ 1,000		₩ 1,000
Share of net asset amount	[3]	960		961
Carrying amount	[1]	₩ 960	[3]	₩ 961	[3]	₩ 962
Industry		Investment		Investment
Location		Korea		Korea
KB Social Impact Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates
Ownership (%)		30.00%		30.00%
Acquistion cost		₩ 3,000		₩ 1,500
Share of net asset amount	[3]	2,874		1,465
Carrying amount	[1],[3]	₩ 2,874		₩ 1,465
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-Solidus Global Healthcare Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates
Ownership (%)		43.33%		43.33%
Acquistion cost		₩ 48,677		₩ 42,697
Share of net asset amount	[3]	45,516		45,021
Carrying amount	[1],[3]	₩ 46,213		₩ 45,718
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-Stonebridge Secondary Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates
Ownership (%)	[2]	14.56%		14.56%
Acquistion cost	[2]	₩ 14,308		₩ 5,215
Share of net asset amount	[2],[3]	16,636		4,944
Carrying amount	[1],[2],[3]	₩ 16,636		₩ 4,944
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates
Ownership (%)		37.69%		37.69%
Acquistion cost		₩ 5,795		₩ 1,667
Share of net asset amount	[3]	5,049		1,295
Carrying amount	[1],[3]	₩ 5,049		₩ 1,295
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-UTC Inno-Tech Venture Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates
Ownership (%)		44.29%		44.29%
Acquistion cost		₩ 17,416		₩ 450
Share of net asset amount	[3]	16,999		417
Carrying amount	[1],[3]	₩ 16,999		₩ 417
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Joint ventures		Joint ventures		Joint ventures
Ownership (%)	[7]	66.66%		66.66%
Acquistion cost	[7]	₩ 13,601		₩ 20,000
Share of net asset amount	[3],[7]	16,042		18,988
Carrying amount	[1]	₩ 16,042	[3],[7]	₩ 18,988	[3],[7]	₩ 14,594
Industry	[7]	Investment finance		Investment finance
Location	[7]	Korea		Korea
Description of nature of entity's relationship with joint venture		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
KB-TS Technology Venture Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Joint ventures		Joint ventures		Joint ventures
Ownership (%)	[7]	56.00%		56.00%
Acquistion cost	[7]	₩ 16,576		₩ 19,824
Share of net asset amount	[3],[7]	17,630		19,731
Carrying amount	[1]	₩ 17,630	[3],[7]	₩ 19,731	[3],[7]	₩ 13,777
Industry	[7]	Investment finance		Investment finance
Location	[7]	Korea		Korea
Description of nature of entity's relationship with joint venture		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Joint ventures		Joint ventures		Joint ventures
Ownership (%)	[7]	42.55%		42.55%
Acquistion cost	[7]	₩ 26,050		₩ 21,250
Share of net asset amount	[7]	27,513		20,504	[3]
Carrying amount	[1]	₩ 26,763	[7]	₩ 19,752	[3],[7]	₩ 7,930
Industry	[7]	Investment finance		Investment finance
Location	[7]	Korea		Korea
Description of nature of entity's relationship with joint venture		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
KB-SJ Tourism Venture Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Ownership (%)	[2]	18.52%		18.52%
Acquistion cost	[2]	₩ 4,500		₩ 3,000
Share of net asset amount	[2],[3]	4,133		2,761
Carrying amount	[1]	₩ 4,133	[2],[3]	₩ 2,761	[2],[3]	₩ 1,386
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.
KBSP Private Equity Fund No.4
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates		Associates
Ownership (%)	[2]	14.95%		14.95%
Acquistion cost	[2]	₩ 6,100		₩ 6,100
Share of net asset amount	[2],[3]	5,950		5,904
Carrying amount	[1],[2],[3]	₩ 5,950		₩ 5,904
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.
WJ Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates
Ownership (%)		26.95%
Acquistion cost		₩ 10,000
Share of net asset amount	[3]	9,711
Carrying amount	[1],[3]	₩ 9,711
Industry		Investment finance
Location		Korea
All Together Korea Fund No.2
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates
Ownership (%)		99.99%
Acquistion cost		₩ 10,000
Share of net asset amount	[3]	10,023
Carrying amount	[1],[3]	₩ 10,023
Industry		Asset management
Location		Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates
Ownership (%)	[2]	12.00%
Acquistion cost	[2]	₩ 5,700
Share of net asset amount	[2],[3]	5,611
Carrying amount	[1],[2],[3]	₩ 5,611
Industry	[2]	Asset management
Location	[2]	Korea
Description of nature of entitys relationship with associate		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.
JR GLOBAL REIT
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates
Ownership (%)		26.07%
Acquistion cost		₩ 215,854
Share of net asset amount	[3]	215,854
Carrying amount	[1],[3]	₩ 215,854
Industry		Real estate management
Location		Korea
Project Vanilla Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates
Ownership (%)		49.00%
Acquistion cost		₩ 2,450
Share of net asset amount	[3]	2,151
Carrying amount	[1],[3]	₩ 2,151
Industry		System software publishing
Location		Korea
December & Company Inc.
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates
Ownership (%)	[2]	17.63%
Acquistion cost	[2]	₩ 24,849
Share of net asset amount	[2],[3]	24,402
Carrying amount	[1],[2],[3]	₩ 24,402
Industry	[2]	System software publishing
Location	[2]	Korea
Description of nature of entitys relationship with associate		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.
2020 KB Fintech Renaissance Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates
Ownership (%)	[2]	5.05%
Acquistion cost	[2]	₩ 550
Share of net asset amount	[2],[3]	547
Carrying amount	[1],[2],[3]	₩ 547
Industry	[2]	Investment finance
Location	[2]	Korea
Description of nature of entitys relationship with associate		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.
KB Material and Parts No.1 PEF
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates
Ownership (%)	[2]	14.47%
Acquistion cost	[2]	₩ 3,400
Share of net asset amount	[2],[3]	3,371
Carrying amount	[1],[2],[3]	₩ 3,371
Industry	[2]	Investment finance
Location	[2]	Korea
Description of nature of entitys relationship with associate		As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.
FineKB Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		Associates
Ownership (%)		25.00%
Acquistion cost		₩ 0
Share of net asset amount	[3]	0
Carrying amount	[1],[3]	₩ 0
Industry		Investment finance
Location		Korea
Others
Disclosure of associates and joint ventures [Line Items]
Acquistion cost		₩ 2,475		₩ 2,505
Share of net asset amount		₩ 1,004		2,243
Carrying amount	[1]			₩ 1,244		₩ 5,263

[1]	Gains on disposal of investments in associates and joint ventures amount to KRW 1,423 million KRW 24,768 million for the years ended December 31, 2019 and 2020, respectively.
[2]	As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.
[3]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments made by the Group, such as fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
[4]	The investment was reclassified to subsidiaries from associates for the year ended December 31, 2020 due to additional share purchase.
[5]	The ownership of Paycoms Co., Ltd. would be 22.96% and 22.96% as of December 31, 2019 and 2020, respectively, considering the potential voting rights from convertible bond.
[6]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2019 and 2020, respectively, considering the potential voting rights from convertible bond.
[7]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.